‘33 Act File No. 002-73024
‘40 Act File No. 811-03213

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 21, 2009
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Post-Effective Amendment No. 131		[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 132		[X]
(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1000 CONTINENTAL DRIVE, SUITE 400
KING OF PRUSSIA, PENNSYLVANIA 19406
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant's Telephone Number, including Area Code: (610) 230-2800

Send Copies of Communications to:
ALLAN J. OSTER, ESQ.	BARBARA A. NUGENT, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400	STRADLEY RONON STEVENS & YOUNG, LLP
KING OF PRUSSIA, PENNSYLVANIA 19406	2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)	PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[x] on August 31, 2009 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on [date] pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [date] pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

     [X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 131, Amendment No. 132 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(b)(1)(iii) and incorporates by reference (i) the Prospectus for the NVIT Money Market Fund; (ii) the Statement of Additional Information relating to certain series of Nationwide Variable Insurance Trust; and (iii) the Part C. This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment No. 130, Amendment No. 131 until August 31, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 131, Amendment No. 132 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of King of Prussia, and Commonwealth of Pennsylvania, on this 21st day of August, 2009.

NATIONWIDE VARIABLE INSURANCE TRUST

By: /s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact for
Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 131, AMENDMENT NO. 132 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 21ST DAY OF AUGUST, 2009.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*

C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY: : /s/Allan J. Oster
           Allan J. Oster, Attorney-In Fact